Schedule of Projected Benefit Obligations and the accumulated benefit obligations (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FRANCE [Member]
Normal cost	€ 16	€ 17	€ 18
JAPAN [Member]
Normal cost				€ 9	€ 7	€ 6